UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  December 31, 1999

Check  here  if  Amendment  [  ]; Amendment     Number:
                                                       -------
This Amendment (Check only one.):               [  ]is  a  restatement.
                                                [  ]adds  new  holdings
                                                    entries.
Institutional  Investment  Manager  Filing  this  Report:

Name:      Roxbury Capital Management, LLC.
           -----------------------------------------------------
Address:   100 Wilshire Blvd. Suite 600  Santa Monica, CA  90401
           -----------------------------------------------------

Form  13F  File  Number:  28-2510
                          -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /S/  Edward M. Shipe
        -------------------------
Title:  CFO / Treasurer
        -------------------------
Phone:  310.917.5600
        -------------------------

Signature,  Place,  and  Date  of  Signing:

                            Santa Monica,  CA                      11/05/99
-----------------         ---------------------                    --------
  [Signature)                 [City,  State]                        [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report  Summary:

Number of Other Included Managers:                          0
                                              ---------------

Form  13F  Information  Table  Entry  Total:              230
                                              ---------------

Form  13F  Information  Table  Value  Total:  $10,310,982,558
                                              ---------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              ITEM 4       ITEM 5            ITEM 6                            ITEM 8
ITEM 1 & 2                      ITEM 3         FAIR       SHARES OR        INVESTMENT         ITEM        VOTING AUTHORITY
NAME OF ISSUE                    CUSIP        MARKET      PRINCIPAL        DISCRETION          7               SHARES
TITLE OF CLASS                  NUMBER        VALUE        AMOUNT    SOLE    SHARED    OTHER  MGRS  SOLE       SHARED       NONE
-----------------------------  ---------  --------------  ---------  ----  ----------  -----  ----  ----  ----------------  ----
99 Cents Only Stores           6544OK106      10,147,725    265,300  X                              X
Common
Adelphia                       006847107      49,042,512  1,021,719  X                              X
Common
Affiliated Managers Grp Inc.   008252108      22,734,964    562,190  X                              X
Common
Affymetrix Inc                 00826T108      13,559,928     79,910  X                              X
Common
Agile Software                 00846X105      45,834,319    210,975  X                              X
Common
Agilent Technologies           00846U101       7,731,000    100,000  X                              X
Common
Akamai Technologies            00971T101       6,192,018     18,900  X                              X
Common
Alltel Corp                    020039103         555,429      6,717  X                              X
Common
Amazon                         023135106         214,658      2,820  X                              X
Common
Amdocs                         G02602103      24,825,683    719,585  X                              X
Common
America Online                 02364J104     338,819,224  4,465,198  X                              X
Common
American Express Co            025816109     226,039,153  1,359,634  X                              X
Common
American General Corp          026351106         358,002      4,718  X                              X
Common
American Home Prods            026609107       1,040,949     26,521  X                              X
Common
American Intl Group Inc        026874107     146,366,498  1,353,616  X                              X
Common
American Pwr Conversion        029066107      27,290,031  1,034,497  X                              X
Common
AMFM Inc                       001693100      34,858,262    445,473  X                              X
Common
Amgen Inc                      031162100     223,534,972  3,721,861  X                              X
Common
Analog Devices                 032654105       3,744,645     40,265  X                              X
Common
Anheuser Busch                 035229103         321,795      4,540  X                              X
Common
Apollo Group                   037604105      31,185,256  1,554,599  X                              X
Common
Ashworth                       04516H101       1,100,040    267,000  X                              X
Common
Ask Jeeves                     045174109      16,275,783    144,110  X                              X
Common
AT & T Corp Cl B               001957109       2,448,178     48,183  X                              X
Common
AT & T Corp Liberty            001957208     415,722,116  7,317,763  X                              X
Common
Atmel Corp                     049513104       6,425,841    217,383  X                              X
Common
Automatic Data Processing      053015103         331,139      6,147  X                              X
Common
Bank New York                  064057102         357,120      8,928  X                              X
Common
Bear Stearns                   073902108         386,546      9,042  X                              X
Common
Bed Bath Beyond                075896100       2,898,081     83,398  X                              X
Common
Benton Oil                     083288100          87,300     45,000  X                              X
Common
Berkshire Hathaway             084670108       2,692,800         48  X                              X
Common
Biogen                         090597105       7,246,044     85,752  X                              X
Common
Bowne & Co                     103043105         251,100     18,600  X                              X
Common
BP Amoco                       055622104         672,516     11,339  X                              X
Common
Briggs & Stratton              109043109         327,082      6,100  X                              X
Common
Bristol Myers Squibb           110122108      69,607,187  1,084,393  X                              X
Common
Broadcom Corp                  111320107       5,896,811     21,650  X                              X
Common
Broadwing                      111620100         469,298     12,725  X                              X
Common
Cacheflow                      126946103         940,968      7,200  X                              X
Common
Calpine                        131347106         666,560     10,415  X                              X
Common
Capital One                    1404OH105      77,954,698  1,617,653  X                              X
Common
Cardinal Health Inc            14149Y108         330,494      6,904  X                              X
Common
Catalina Marketing Co          148867104      28,537,468    246,544  X                              X
Common
CBS                            12490K107     381,241,163  5,962,483  X                              X
Common
Century Business Systems       156490104      13,804,135  1,635,561  X                              X
Common
Chase Manhattan Corp           16161A108      11,604,944    149,375  X                              X
Common
Cheesecake Factory             163072101      14,445,935    412,741  X                              X
Common
Chesapeake Energy              165167107          29,862     12,600  X                              X
Common
Chris Craft Ind                170520506         200,972      4,276  X                              X
Common
Chubb                          171232101         311,394      5,530  X                              X
Common
Ciena Corp                     171779101         495,075      8,610  X                              X
Common
Cisco Systems Inc              17275R102     471,868,869  4,404,638  X                              X
Common
Citigroup Inc                  172967101     227,917,340  4,092,608  X                              X
Common
Citrix Systems                 177376100      33,753,414    274,418  X                              X
Common
PAGE TOTAL                                 3,011,695,294



Coca-Cola Co                   191216100       2,586,184     44,398  X                              X
Common
Colgate Palmolive              194162103       8,692,320    133,728  X                              X
Common
Comdisco Inc                   200336105         379,987     10,201  X                              X
Common
Commerce                       200693109       1,355,850      6,900  X                              X
Common
Comverse                       205862402      19,471,770    134,520  X                              X
Common
Cornerstone                    21922H103         160,820     11,000  X                              X
Common
Corning                        219350105         957,251      7,424  X                              X
Common
Costco                         22160Q102     277,027,678  6,072,505  X                              X
Common
Countrywide                    222372104         266,388     10,550  X                              X
Common
Covad Communications           222814204       5,608,247    217,796  X                              X
Common
Cullen                         229899109         489,250     19,000  X                              X
Common
Cumulus Media                  231082108       3,806,250     75,000  X                              X
Common
CVS Corporation                126650100      66,532,664  1,668,740  X                              X
Common
Dayton Hudson                  239753106         343,323      4,675  X                              X
Common
Dell Computer                  247025109      89,970,426  1,764,126  X                              X
Common
Devry Inc                      251893103       5,283,581    281,791  X                              X
Common
Diedrich Coffee                253675102         406,000    100,000  X                              X
Common
Disney, Walt Company           254687106       6,553,060    135,282  X                              X
Common
Dollar General Corporation     256669102       4,556,507    200,286  X                              X
Common
Dollar Tree Stores             256747106      25,540,631    527,285  X                              X
Common
Doubleclick                    258609304     116,560,448    921,208  X                              X
Common
Du Pont                        263534109         546,409      8,294  X                              X
Common
Earthlink Network              270322100      33,500,115    788,238  X                              X
Common
Eaton                          278052102         314,445      4,330  X                              X
Common
Echostar Commun Corp           278762109     217,715,355  2,232,978  X                              X
Common
EMC Corp                       268648102      10,766,915     98,553  X                              X
Common
Energy Conversion              292659109          93,425     10,100  X                              X
Common
Entercom                       293639100         895,038     13,510  X                              X
Common
Ericcson L M                   294821400         463,443      7,055  X                              X
Common
Exodus                         302088109      21,647,793    243,754  X                              X
Common
Extreme                        30226D106       2,980,950     35,700  X                              X
Common
Exxon Corp                     302290101       1,676,534     20,811  X                              X
Common
Fannie  Mae                    313586109      29,709,077    475,802  X                              X
Common
FDX Corp                       31304N107       2,301,360     56,213  X                              X
Common
Federal Home Ln Mtg Corp       313400301       5,401,464    110,822  X                              X
Common
Federal National Mortgage      313586109       8,507,054    224,283  X                              X
Common
First Data Corp                319963104         384,125      7,790  X                              X
Common
Fiserv Inc                     337738108      35,066,407    915,333  X                              X
Common
Ford Motor Company             345370100         377,115      7,074  X                              X
Common
Forest Labs                    345838106      29,433,201    479,056  X                              X
Common
Freddie Mac                    313400301      21,619,693    459,407  X                              X
Common
Gap Inc                        364760108     202,146,080  4,394,480  X                              X
Common
General Electric               369604103     210,366,841  1,359,398  X                              X
Common
Gillette                       375766102         464,129     11,268  X                              X
Common
Goldman Sachs                  38141G104         263,732      2,800  X                              X
Common
Guidant Corporation            401698105      89,722,718  1,908,994  X                              X
Common
H N C Software Inc             40425P107      32,581,469    308,099  X                              X
Common
Harken Energy                  412552101           8,100     10,000  X                              X
Common
Hewlett Packard                428236103       1,092,683      9,606  X                              X
Common
Hispanic Broadcasting          43357B104       2,462,366     26,701  X                              X
Common
Home Depot                     437076102     404,839,394  5,888,573  X                              X
Common
Human Genome                   444903108      13,129,996     86,025  X                              X
Common
IBM                            459200101         755,345      6,533  X                              X
Common
IDEC Pharmaceuticals           449370105      40,007,007    407,196  X                              X
Common
Illuminet Holdings             452334105      20,114,875    365,725  X                              X
Common
PAGE TOTAL                                 2,077,903,285



Infinity Broadcasting          45662S102     133,755,671  3,695,929  X                              X
Common
Integrated Device              458118106         356,845     12,305  X                              X
Common
Intel Corp                     458140100     188,302,892  2,287,728  X                              X
Common
Internap Network               45885A102      12,110,000    140,000  X                              X
Common
Internet Capital               45609C106         425,000      2,500  X                              X
Common
Interpublic Group              460690100         239,694      4,155  X                              X
Common
Intuit Inc                     461202103         877,222     14,635  X                              X
Common
JDS Uniphase                   46612J101      20,454,108    126,800  X                              X
Common
Johnson & Johnson              478160104       2,903,805     31,140  X                              X
Common
Kansas City Southern           485170104      61,473,253    823,707  X                              X
Common
Keycorp                        493267108         261,134     11,800  X                              X
Common
Legato                         524651106      17,153,370    249,286  X                              X
Common
Lehman Bros Hldg Inc           524908100         412,939      4,876  X                              X
Common
Lexmark Intl Group             529771107       1,058,398     11,695  X                              X
Common
Liberate                       530129105         641,215      4,990  X                              X
Common
Lilly, Eli and Co              532457108       5,980,079     89,926  X                              X
Common
Linens'N Things                535679104      24,524,129    827,679  X                              X
Common
Lucent Technologies Inc        549463107      41,752,875    556,705  X                              X
Common
Macerich Co Reit               554382101       7,763,587    373,070  X                              X
Common
Maxim                          57772K101      35,078,356    743,343  X                              X
Common
MBNA Corp                      55262L100         234,841      8,618  X                              X
Common
Mcafee                         579062100         225,000      5,000  X                              X
Common
MCI Worldcom                   552673105     241,759,082  4,556,334  X                              X
Common
McLeod Inc                     582266102      39,837,623    676,705  X                              X
Common
Medimmune                      584699102       5,115,994    140,395  X                              X
Common
Medtronic Inc                  585055106     106,354,469  2,918,779  X                              X
Common
Mellon Bank Corp               585509102         831,268     24,406  X                              X
Common
Merck & Company Inc            589331107       8,295,815    123,468  X                              X
Common
Merrill Lynch Inc              590188108         548,263      6,581  X                              X
Common
Metasolv                       591393103         572,250      7,000  X                              X
Common
Metris                         591598107      46,976,213  1,316,229  X                              X
Common
Metromedia                     591689104         530,216     11,060  X                              X
Common
Micrel                         594793101       8,161,723    143,339  X                              X
Common
Micron Technology              595112103       1,172,191     15,005  X                              X
Common
Microsoft Corp                 594918104     169,976,092  1,455,898  X                              X
Common
Minimed Inc                    60365K108      20,877,349    285,015  X                              X
Common
Morgan J.P.  & Co              616880100         469,924      3,711  X                              X
Common
Morgan Stanly Dn Wttr          617446448     204,853,388  1,435,050  X                              X
Common
Motorola Inc                   620076109      65,541,564    445,104  X                              X
Common
Nationwide Financial Serv Inc  638612101      19,646,011    703,150  X                              X
Common
Newell Rubbermaid              651229106         296,206     10,214  X                              X
Common
Nextel                         65332V103       2,848,966     27,625  X                              X
Common
Nextlink Communications        65333H707         620,458      7,470  X                              X
Common
Nokia Corp                     654902204     453,658,405  2,374,429  X                              X
Common
Nortel Networks                656569100     361,393,352  3,578,152  X                              X
Common
NTL                            629407107         633,106      5,075  X                              X
Common
Oracle                         68389X105     428,439,166  7,646,603  X                              X
Common
Orthodontic Centers            68750P103      19,543,261  1,636,789  X                              X
Common
Parametric Technology Corp     699173100      27,454,400  1,014,575  X                              X
Common
Paychex                        704326107         292,640      7,316  X                              X
Common
PE Corp Com                    69332S201      12,078,685     81,065  X                              X
Common
Pepsico Inc                    713448108         643,207     18,247  X                              X
Common
Peregrine                      71366Q101      16,825,792    199,855  X                              X
Common
Pfizer Inc                     717081103      14,286,738    440,405  X                              X
Common
Phoenix International          719078107          38,700     10,000  X                              X
Common
PAGE TOTAL                                 2,836,556,926



Phone Com                      71920Q100       2,585,462     22,300  X                              X
Common
Pitney Bowes                   724479100         307,831      6,372  X                              X
Common
PMC                            69344F106         288,558      1,800  X                              X
Common
Portal Software                736126103       9,951,068    193,450  X                              X
Common
Price Communications           741437305      38,019,350  1,029,219  X                              X
Common
Price T Rowe                   741477103       369375.00     10,000  X                              X
Common
Procter & Gamble               742718109       4,575,445     41,762  X                              X
Common
Providian                      74406A102       1,762,466     19,355  X                              X
Common
Psinet Inc                     74437C101      30,606,635    495,654  X                              X
Common
Qualcomm                       747525103      11,004,779     62,481  X                              X
Common
Qwest Communications           749121109     203,002,097  4,720,979  X                              X
Common
R & B Falcon                   74912E101      29,356,077  2,215,553  X                              X
Common
Radio One                      75040P108       1,002,340     10,895  X                              X
Common
Rayovac Corp                   755081106      11,582,689    613,815  X                              X
Common
Razorfish                      755236106         749,070      7,875  X                              X
Common
Realnetworks                   75605L104       4,645,289     38,611  X                              X
Common
Redback Networks               757209101       4,788,063     26,975  X                              X
Common
Research in Motion             760975102      15,175,725    328,550  X                              X
Common
Roadway Express                769742107         464,612     21,480  X                              X
Common
S B C Communication            78387G103         440,505      9,036  X                              X
Common
Schering Plough Corp           806605101       1,571,122     37,081  X                              X
Common
Schwab Charles Corp            808512105      23,863,984    623,895  X                              X
Common
Semtech Corp                   816850101       9,139,432    175,320  X                              X
Common
Smithkline Beecham             832378301         260,071      4,056  X                              X
Common
Solectron                      834182107         256,729      2,699  X                              X
Common
Sprint                         852061100       9,412,630    139,840  X                              X
Common
Sprint Pcs                     852061506         555,755      5,422  X                              X
Common
Starbucks Corp                 855244109      32,404,184  1,336,255  X                              X
Common
Sun Microsystems Inc           866810104     568,319,073  7,338,831  X                              X
Common
Sungard Data Systems           867363103      20,418,778    859,738  X                              X
Common
Sybron Corp Del                87114F106      28,189,314  1,141,730  X                              X
Common
Symantec                       871503108      15,758,522    268,825  X                              X
Common
Sysco Corp                     871829107         514,399     13,003  X                              X
Common
TCI                            872298104         640,000     40,000  X                              X
Common
TD Waterhouse                  872362108      11,878,928    719,935  X                              X
Common
Tellabs                        879664100       2,640,712     41,139  X                              X
Common
Teradyne                       880770102         214,481      3,470  X                              X
Common
Texas Instruments Inc          882508104     387,751,549  4,012,745  X                              X
Common
Texas Utilities                882848104       2,765,912     77,775  X                              X
Common
Time Warner Inc                887315109         955,287     13,211  X                              X
Common
Tribune                        896047107         338,619      6,150  X                              X
Common
Tyco Intl Ltd                  902124106         663,819     17,021  X                              X
Common
Union Bank                     908906100         511,773     12,976  X                              X
Common
United Global                  913247508       5,705,390     80,790  X                              X
Common
United Parcel Service          911312106       3,383,070     49,030  X                              X
Common
Univision Communications       914906102      11,559,120    113,114  X                              X
Common
US Foodservices                90331R101      27,019,743  1,613,119  X                              X
Common
US Internet                    917311805         331,883      4,750  X                              X
Common
Verisign                       92343E102      89,152,504    467,673  X                              X
Common
Veritas  Software              923436109         366,413      2,560  X                              X
Common
Vignette Corp                  926734104         342,300      2,100  X                              X
Common
Vodafone                       92857T107      58,385,448  1,179,504  X                              X
Common
Voicestream Wireless           928615103     187,733,217  1,319,185  X                              X
Common
Vulcan                         929160109         305,541      7,650  X                              X
Common
Wal Mart Stores Inc            931142103       3,480,883     50,360  X                              X
Common
PAGE TOTAL                                 1,877,468,018



Walgreen                       931422109         591,172     20,211  X                              X
Common
Warner Lambert Co              934488107         922,726     11,261  X                              X
Common
Waters Corp Com                941848103      25,285,876    477,092  X                              X
Common
Watson Corp                    942683103      22,232,173    620,837  X                              X
Common
Wells Fargo & Co               949740104         705,557     17,447  X                              X
Common
Western Wireless               95988E204         739,590     11,080  X                              X
Common
Westwood                       961815107         298,300      3,925  X                              X
Common
Winstar Communications         975515107         248,701      3,305  X                              X
Common
Yahoo                          984332106     435,228,592  1,005,867  X                              X
Common
Yankee Candle                  984757104      21,106,347  1,294,074  X                              X
Common


PAGE TOTAL                                   507,359,034
                                          --------------


GRAND TOTAL                               10,310,982,558
                                          --------------